7. Goodwill and Intangible Assets (Details - Intangibles) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite intangible assets, gross	$ 2,734,721	$ 3,863,859	$ 3,863,859
Accumulated amortization	(1,527,248)	(1,979,283)	(1,979,283)
Finite intangible assets, net	1,207,473	1,497,660	1,884,576
Indefinite lived intangible asset		8,319,454	8,319,454
Total intangible assets	5,663,068	5,953,255	6,340,171
Trade Names [Member]
Indefinite lived intangible asset	4,455,595	4,455,595	4,455,595
Customer Relationships [Member]
Finite intangible assets, gross	1,600,286	1,600,286	1,600,286
Accumulated amortization	(676,421)	(556,400)	(396,371)
Finite intangible assets, net	$ 923,865	$ 1,043,886	1,203,915
Amortization period	10 years	10 years
Mobile Software Applications [Member]
Finite intangible assets, gross		$ 282,500	282,500
Accumulated amortization		(282,500)	(282,500)
Finite intangible assets, net		$ 0	0
Amortization period		2 years
NetSpective Webfiltering Software [Member]
Finite intangible assets, gross	$ 1,134,435	$ 1,134,435	1,134,435
Accumulated amortization	(850,826)	(680,661)	(453,774)
Finite intangible assets, net	$ 283,609	$ 453,774	680,661
Amortization period	5 years	5 years
Noncompete Agreements [Member]
Finite intangible assets, gross		$ 846,638	846,638
Accumulated amortization		(846,638)	(846,638)
Finite intangible assets, net		$ 0	$ 0
Amortization period		2 years